Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38512
Entity Registrant Name	ONCOLYTICS BIOTECH INC.
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	804, 322 11th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2R 0C5
Title of 12(b) Security	no
Trading Symbol	ONCY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	55,043,789
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001129928
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	804, 322 11th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2R 0C5
Contact Personnel Name	Kirk Look
City Area Code	403
Local Phone Number	670-7377
Contact Personnel Email Address	info@oncolytics.ca